Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate	6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Schedule of Currency Exchange Rate [Abstract]
Period/Year-end spot rate	US$1=RMB6.8676	US$1=RMB6.3482	US$1=RMB7.1135
Average rate	US$1=RMB6.9761	US$1=RMB6.3717	US$1=RMB6.5532